Selected Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 22,148	$ 20,989	$ 19,158	$ 16,834	$ 15,669	$ 14,325	$ 14,044	$ 12,834	$ 79,129		$ 56,872		$ 41,101
Cost of revenues	12,869	12,143	10,830	10,212	10,879	9,167	8,408	7,807	46,054	[1]	36,261	[1]	25,170
Gross profit	9,279	8,846	8,328	6,622	4,790	5,158	5,636	5,027	33,075		20,611		15,931
Operating expenses:
Sales and marketing	5,886	5,642	6,032	5,509	4,929	4,599	4,138	3,060	23,069	[1]	16,726	[1]	8,962
Research and development	3,408	3,155	2,787	2,736	2,752	2,259	2,152	1,866	12,086	[1]	9,029	[1]	5,317
General and administrative	4,641	4,574	4,058	3,718	3,424	3,207	2,776	2,335	16,991	[1]	11,742	[1]	8,780
Unoccupied lease charges	0	0	0	0	0	88	148	0	0		236		0
Total operating expenses	13,935	13,371	12,877	11,963	11,105	10,153	9,214	7,261	52,146		37,733		23,059
Loss from operations	(4,656)	(4,525)	(4,549)	(5,341)	(6,315)	(4,995)	(3,578)	(2,234)	(19,071)		(17,122)		(7,128)
Other income (expense):
Total other expense, net	(84)	(82)	(119)	(207)	(162)	(170)	(116)	(51)	(492)		(499)		(228)
Loss before income taxes	(4,740)	(4,607)	(4,668)	(5,548)	(6,477)	(5,165)	(3,694)	(2,285)	(19,563)		(17,621)		(7,356)
Provision for income taxes	(20)	(18)	(15)	(18)	(22)	(14)	(14)	(5)	(71)		(55)		(164)
Loss from continuing operations attributable to common stockholders	(4,760)	(4,625)	(4,683)	(5,566)	(6,499)	(5,179)	(3,708)	(2,290)	(19,634)		(17,676)		(7,520)
Loss from discontinued operations, net of tax	0	0	0	0	0	0	0	(199)	0		(199)		(1,259)
Net loss	$ (4,760)	$ (4,625)	$ (4,683)	$ (5,566)	$ (6,499)	$ (5,179)	$ (3,708)	$ (2,489)	$ (19,634)		$ (17,875)		$ (8,779)

[1]	Includes stock-based compensation as follows for the three years ended December 31, 2014, 2013 and 2012, respectively, Cost of Revenues of $623, $264, and $187, respectively; Sales and Marketing of $774, $274, and $123, respectively; Research and development of $527, $257, and $195, respectively; General and administrative of $2,646, $810. and $526, respectively; Total stock-based compensation of $4,570, $1,605, and $1,031, respectively.